ALLOWANCES AND REFUNDS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Negotiated Payments [Member] Legislation Change in San Diego [Member]	Jun. 30, 2014 Legislation Change in San Diego [Member] Maximum [Member]	Jun. 30, 2014 Legislation Change in San Diego [Member] Minimum [Member]	Jun. 30, 2014 Legislation Change in San Diego [Member] Minimum [Member]	Jun. 30, 2014 Legislation Change in San Diego [Member]	Jun. 30, 2014 Legislation Change in San Diego [Member]
ALLOWANCES AND REFUNDS (Details) [Line Items]
Number of Licenses, Available								130	32	32
Allowance for Doubtful Accounts Receivable, Write-offs	$ 22,500		$ 22,500								$ 22,500
Estimated Refund Provision												386,885
Sales Returns and Allowances, Goods	266,930	0	1,229,710	0	0	0					842,825	842,825
Customer Refund Liability, Current	314,940		314,940		0	0	88,000				314,940	314,940
Customer Refundable Fees, Refund Payments	71,945		71,945								71,945
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	145,000		145,000
Allowance for Doubtful Accounts Receivable	$ 120,000		$ 120,000